Average Annual Total Returns - Class I2 - Transamerica MLP Energy Income	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes) 1 Year	Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes) 5 Years	Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(11.23%)	2.55%	(2.88%)	Apr. 30, 2013	(12.71%)	1.52%	(3.81%)	(6.61%)	1.71%	(2.34%)	18.40%	15.22%	14.12%	(28.69%)	(5.95%)	(7.51%)